Operating Segment (Tables)	12 Months Ended
Jan. 31, 2020
Schedule of operating segment
	Canada $	U.S. $	E.U. $	Total $

Year ended January 31, 2020
Revenue	–	–	–	–
Net loss	9,601,318	9,586,874	400,570	19,588,762

Year ended January 31, 2019
Revenue	–	–	–	–
Net loss	6,938,926	2,315,864	–	9,254,790

As at January 31, 2020
Total assets	8,068,874	68,875	113,030	8,250,779
Total liabilities	4,130,536	1,451,065	12,617	5,594,218

As at January 31, 2019
Total assets	1,468,408	8,838,342	–	10,306,750
Total liabilities	5,010,499	1,800,739	–	6,811,238

As at February 1, 2018
Total assets	471,826	–	–	471,826
Total liabilities	527,618	–	–	527,618